Note 6 - Deferred Charges, Net - Summary of Deferred Charges (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Balance, beginning of year	$ 418,034
Write-off of loan commitment fees	(411,642)
Loan commitment fees	420,391	418,034
Balance, end of year	$ 426,783	$ 418,034